Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 91,881,204	$ 50,223,393	$ 71,488,512
Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	44,822,210	24,687,715	34,305,108
Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	47,058,994	25,535,678	37,183,404
Mid-distillates [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	17,140,327	8,860,588	15,041,883
Gasoline and turbo fuels [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	15,475,370	6,768,046	9,658,180
Gasoline and turbo fuels [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		179,257	1,085,392
Natural Gas [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	3,200,069	2,845,155	2,256,123
Natural Gas [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	71,529	17,231	27,255
Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	3,065,988	2,859,559	4,115,626
Plastic and rubber [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,642,035	865,204	834,133
Plastic and rubber [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	2,092,379	1,302,131	1,249,189
L.P.G. and propane [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	926,231	375,775	372,916
L.P.G. and propane [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	116,960	18,943	13,591
Fuel gas services[Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	734,666	671,570	72,249
Electric power transmission services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	728,467
Electric power transmission services [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,827,622
Asphalts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	611,051	526,100	544,200
Polyethylene [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	320,466	138,035	192,436
Aromatics | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	247,387	155,740	228,552
Crude oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	193,476	230,520	356,857
Crude oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	34,868,421	20,086,173	28,521,993
Roads and Construction Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	107,179
Roads and Construction Services [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,241,144
Fuel oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	23,799	37,001	97,907
Fuel oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	2,288,977	1,044,811	1,870,929
Other income gas contracts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	2,879	32,190	102,845
Other products [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	402,828	322,232	431,201
Other products [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	1,033,909	580,411	408,427
Cash flow hedges [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	(8)
Cash flow hedges [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	(349,884)	(857,347)	(385,170)
Diesel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	$ 3,867,937	$ 3,164,068	$ 4,391,798